Concentrations (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedule of Concentration of Revenues

For the years ended December 31, 2013 and 2012, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Customer 1	88.2%	-
Customer 2	11.8%	37.5%
Customer 3	-	62.5%
Totals	100.0%	100.0%

Schedule of Concentration of Accounts Receivable

At December 31, 2013 and 2012, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	December 31, 2013	December 31, 2012
Customer 1	100.0%	-
Totals	100.0%	0.0%

Schedule of Concentration of Publisher Expense

For the years ended December 31, 2013 and 2012, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Vendor 1	84.5%	85.3%
Totals	84.5%	85.3%